Risk Lose Money [Member] Expense Example, No Redemption - S000048058 [Member]	May 31, 2025 USD ($)
C000151801 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 704
Expense Example, No Redemption, 3 Years	1,001
Expense Example, No Redemption, 5 Years	1,320
Expense Example, No Redemption, 10 Years	2,221
C000151802 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	682
Expense Example, No Redemption, 5 Years	1,178
Expense Example, No Redemption, 10 Years	2,355
C000151809 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	374
Expense Example, No Redemption, 5 Years	658
Expense Example, No Redemption, 10 Years	$ 1,466